Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

11.  Accrued Liabilities

Accrued liabilities consist of the following:

In thousands	2012	2011
Deferred revenues	$1,704	$1,811
Current portion of pension liability (see Note 16)	1,445	1,152
Compensation and employee benefits	1,104	1,051
Taxes payable	760	730
Legal fees payable	607	238
Interest payable	329	294
Warranty obligations	281	274
Restructuring costs	205	73
Other	1,342	1,066
Accrued Liabilities, Total	$7,777	$6,689

Warranty obligations: The Company provides for the estimated cost of product warranties at the time revenue is recognized.  While the Company engages in product quality programs and processes, including evaluating the quality of the component suppliers, the warranty obligation is affected by product failure rates.  Should actual product failure rates differ from the Company’s estimates, revisions to increase or decrease the estimated warranty liability may be required.  A summary of the warranty liabilities for each of the two years ended December 31, 2012 is as follows:

In thousands	2012	2011
Balance at beginning of year	$274	$ 291
Provisions	72	125
Deductions	(65)	(142)
Balance at end of year	$281	$ 274